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Invesco International Developed Dynamic Multifactor ETF
Invesco International Developed Dynamic Multifactor ETFSummary Information
Investment Objective
The Invesco International Developed Dynamic Multifactor ETF (the “Fund”)
seeks to track the investment results (before fees and expenses) of the
FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Underlying
Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).
You may pay other fees, such
as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco International Developed Dynamic Multifactor ETF Invesco International Developed Dynamic Multifactor ETF
Management Fees	0.34%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.34%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
Invesco International Developed Dynamic Multifactor ETF | Invesco International Developed Dynamic Multifactor ETF | USD ($)	35	109

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures,
FTSE International Limited (“FTSE” or the “Index Provider”) compiles and maintains the Underlying Index, which is an index of foreign equity securities designed to reflect a dynamic combination of “factor investing” strategies that, in the view of the Index Provider, have historically outperformed other factors during various parts of the economic cycle. The Underlying Index’s universe of investable stocks are taken from the FTSE Developed ex US
Index (the “Parent Index”), which comprises large-capitalization (85%) and mid-capitalization (15%) stocks of companies located in 24 developed market countries around the world, excluding the United States. The Parent
Index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
A factor is a stock characteristic that is associated with a security’s risk and return profile (e.g., high quality, high momentum or low volatility). The
Underlying Index’s rules-based framework seeks to identify equity securities that tend to exhibit various investment factors to a greater extent than the overall market, depending on the overall economic environment. The
Underlying Index emphasizes investments that exhibit the following factors:
low volatility, momentum, quality, size and value. At any given time, depending on the current stage of the economic cycle of the overall market, the Underlying Index will target different subsets (that is, two or three) of those five factors (referred to as “factor configurations”). The Underlying
Index is designed to utilize factor configurations that, in the view of the Index
Provider, have historically outperformed other factors in certain stages of the economic cycle. The specific factor configurations used by the Underlying
Index will change depending on which of the following four stages of the economic cycle currently is prevalent: recovery, expansion, slowdown and contraction. These four stages are defined as follows:
■
Recovery
: when growth is below trend but accelerating.
■
Expansion
: when growth is above trend and accelerating.
■
Slowdown
: when growth is above trend but decelerating.
■
Contraction
: when growth is below trend and decelerating.
Invesco Indexing LLC (“Invesco Indexing”) identifies which stage of the economic cycle it currently believes the market to be in by evaluating leading economic indicators and information regarding global risk appetite
(such as manufacturing business surveys, labor market conditions, monetary conditions and consumer sentiment surveys). Each month,
Invesco Indexing informs the Index Provider on the current stage of the economic cycle, and the Index Provider uses that information to determine the appropriate factor configuration for the Underlying Index during that month. Each of the four stages is correlated to a specific, predetermined factor configuration. For example, the Underlying Index will emphasize exposure to equity securities that exhibit size and value factors during the recovery stage; size, value and momentum factors during the expansion stage; volatility and quality factors during the slowdown stage; and
momentum, quality and volatility factors during the contraction stage.
To determine which securities within the Parent Index are eligible for inclusion in the Underlying Index in a given factor configuration, each constituent in the Parent Index is assigned a multi-factor score based on the extent to which the security exhibits a factor relative to the other constituents in the Parent Index. The multi-factor score is the product of the security’s individual factor scores, each of which is calculated based on certain aspects of the issuer, as set forth below.
■
Value
. A company’s value factor score is based on an
equally-weighted composite of cash flow yield, earnings yield, and sales to price ratio, calculated based on the company’s total market capitalization and information reported in the company’s most recent annual financial statement as of the last business day of the prior month.
■
Momentum
. A company’s momentum factor score is based on
historical total return over the 11 months ending on the last business day of the prior month.
■
Quality
. A company’s quality factor score is based on a composite of three measures of profitability (return on assets, change in asset turnover and accruals) and a single measure of leverage, calculated based on information reported in the company’s most recent annual financial statement.
■
Low Volatility
. A company’s volatility factor score is based on the
standard deviation of weekly total returns to a company’s stock price over the trailing five years ending on the last business day of the prior month.
■
Size
. A company’s size factor score is based on total market
capitalization as of the last business day of the prior month.
An initial weight for each security is determined from the product of the security’s multi-factor score and its weight in the Parent Index. The
Underlying Index’s methodology will exclude securities from the Underlying
Index if their relevant factor characteristics fall below certain relative thresholds, as set forth in the methodology rules of the Underlying Index, or if their adjusted weights fall below a certain de minimis amount (0.02%).
Finally, a maximum security weight limit is applied to ensure no security weight exceeds a fixed level (5%).
The Underlying Index is sponsored by the Index Provider, which is unaffiliated with the Fund, Invesco Indexing or Invesco Capital Management
LLC, the Fund’s investment adviser (the “Adviser”). However, since Invesco
Indexing provides the Index Provider with monthly data relating to the stage of the economic cycle, Invesco Indexing may also be deemed a creator and sponsor of the Underlying Index. Invesco Indexing is affiliated with the
Adviser and Invesco Distributors, Inc., the Fund’s distributor (the
“Distributor”).
As of January 31, 2021, the Underlying Index was comprised of 565 securities with market capitalizations ranging from $243.1 million to
$18.1 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of
1940, as amended (the “1940 Act”).
Concentration Policy.
The Fund will concentrate its investments (i.e.,
invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the
Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.
The Shares will change in value, and you could lose money by investing in the Fund.
The Fund may not achieve its investment objective.
Market Risk
. Securities in the Underlying Index are subject to market
fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
COVID-19 Risk
. The current outbreak of the novel strain of
coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Index Risk.
Unlike many investment companies, the Fund does not
utilize an investing strategy that seeks returns in excess of its Underlying
Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying
Index, even if that security generally is underperforming. Additionally, the
Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
Foreign Investment Risk.
Investments in the securities of non-U.S.
issuers involve risks beyond those associated with investments in U.S.
securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the
U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.
Geographic Concentration Risk.
A natural or other disaster could occur
in a country or geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Japan Investment Risk.
The Fund may invest a significant portion of
its total assets in securities of issuers from Japan. The growth of
Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. The
Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States,
China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy.
European Investment Risk.
The Economic and Monetary Union of
the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or
EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the recent departure of the United
Kingdom (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Equity Risk.
Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Non-Diversified Fund Risk.
Because the Fund is non-diversified and can
invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Industry Concentration Risk
. In following its methodology, the Underlying
Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Momentum Investing Risk.
The momentum style of investing is subject
to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.
Value Investing Risk.
 Value securities are subject to the risk that the
valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments.
Mid-Capitalization Company Risk.
Investing in securities of
mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Currency Risk.
Because the Fund's NAV is determined in U.S. dollars,
the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the
Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Issuer-Specific Changes Risk
. The value of an individual security or
particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Valuation Risk
. Financial information related to securities of non-U.S.
issuers may be less reliable than information related to securities of U.S.
issuers, which may make it difficult to obtain a current price for a non-U.S.
security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk.
Because foreign exchanges may be open on days
when the Fund does not price its Shares, the value of the non-U.S.
securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Non-Correlation Risk
. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the
Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Portfolio Turnover Risk.
The Fund may engage in frequent trading of its
portfolio securities in connection with the rebalancing or adjustment of the
Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize the realization of capital gains to the extent possible.
Authorized Participant Concentration Risk.
Only authorized participants
(“APs”) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders.
Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting.
Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Market Trading Risk.
The Fund faces numerous market trading risks,
including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Large Shareholder Risk
. Certain shareholders, including a third party
investor, the Fund’s investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares, or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, to the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Operational Risk
. The Fund is exposed to operational risks arising from
a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Once available, the
Fund's performance information will be accessible on the Fund's website at
www.invesco.com/ETFs
and will provide some indication of the risks of
investing in the Fund.